Segmented Information and Other Additional Disclosures - Schedule of costs allocated to expense categories, and to cost of sales (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	$ 3,262,331	$ 1,909,196	$ 1,271,673
Administrative Fees
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	3,128,304	1,778,178	1,053,123
Product development costs
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	0	0	76,340
Sales and marketing
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	30,000	120,000	75,000
Cost of sales
Disclosure of operating segments [line items]
Expenses related to salaries and benefits	$ 104,027	$ 11,018	$ 67,210